Stockholders' Equity and Partners' Capital - Additional Information (Details) - USD ($)			1 Months Ended			5 Months Ended	12 Months Ended			14 Months Ended	33 Months Ended
	Oct. 03, 2017	Apr. 15, 2016	Nov. 30, 2016	Feb. 29, 2016	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017	Apr. 30, 2014
Class of Stock [Line Items]
Number of shares issued					23,000,000
Dividend rate	6.00%
Liquidation value (in dollars per share)	$ 25.00					$ 25	$ 25	$ 0		$ 25	$ 0
Period for change of control provision							120 days
Dividend rate, quarterly basis (in dollars per share)	0.375
Dividend rate, annual basis (in dollars per share)	$ 1.50
Price per share issued (in dollars per share)					$ 11.85
Gross proceeds from common stock offering					$ 272,600,000		$ 0	$ 446,613,000	$ 347,211,000
Net proceeds from common stock offering					$ 268,700,000
2017 Stock Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount												$ 250,000,000
Stock repurchase program, period in force						18 months
Stock repurchased during period (in shares)						9,502,670
Stock repurchased, weighted average price (in dollars per share)						$ 8.67
Stock repurchase program, remaining authorized repurchase amount						$ 167,600,000	$ 167,600,000			$ 167,600,000
Stock repurchased, fees acquired						$ 200,000
2016 Stock Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount				$ 200,000,000
Stock repurchase program, period in force				18 months
Stock repurchased during period (in shares)							26,337,295
Stock repurchased, weighted average price (in dollars per share)							$ 7.59
Stock repurchased, fees acquired							$ 500,000
Spirit Realty, L.P.
Class of Stock [Line Items]
Gross proceeds from common stock offering							$ 0	$ 446,613,000	$ 347,211,000
Limited Partner | Spirit Realty, L.P. | Limited Partner Series A Preferred Units
Class of Stock [Line Items]
Number of preferred units issued	6,900,000
Public Stock Offering
Class of Stock [Line Items]
Number of shares issued	6,900,000
Aggregate gross proceeds from stock offering	$ 172,500,000
Aggregate net proceeds from stock offering	$ 166,200,000
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued	900,000				3,000,000
Over-Allotment Option | Equity Option
Class of Stock [Line Items]
Number of shares issued		4,500,000
Underwritten Public Offering
Class of Stock [Line Items]
Number of shares issued		34,500,000
Gross proceeds from common stock offering		$ 384,700,000
Net proceeds from common stock offering		$ 368,900,000
Underwritten Public Offering | Weighted Average
Class of Stock [Line Items]
Price per share issued (in dollars per share)		$ 11.15
ATM Program
Class of Stock [Line Items]
Number of shares issued											27,300,000
Gross proceeds from common stock offering											$ 325,500,000
Net proceeds from common stock offering											320,000,000
Shares authorized, amount													$ 350,000,000
Payment of commissions and other issuance costs											$ 5,400,000
ATM Program | Weighted Average
Class of Stock [Line Items]
Share issued during the period (in dollars per share)											$ 11.92
ATM Program, November 2016
Class of Stock [Line Items]
Number of shares issued										0
Common stock authorized			$ 500,000,000